Long-term debt	12 Months Ended
May 31, 2019
Long-term debt
Long-term debt

19.    Long-term debt

	May 31,	May 31,
	2019	2018
Term loan - $25,000 - Canadian Five Year Bond interest rate plus 2.73% with a minimum 4.50%, 5 year term, with a 15-year amortization, repayable in blended monthly payments, due in July 2023	$24,022	$—

Term loan - $25,000 - 3.95%, compounded monthly, 5 year term with a 15-year amortization, repayable in equal monthly instalments of $188 including interest, due in April 2022	23,352	24,107

Term loan - $1,250 - 3.99%, 5-year term, with a 10-year amortization, repayable in equal monthly instalments of $13 including interest, due in July 2021	946	1,057

Mortgage payable - $3,750 - 3.95%, 5-year term, with a 20-year amortization, repayable in equal monthly instalments of $23 including interest, due in July 2021	3,380	3,515

Vendor take-back mortgage owed to related party - $2,850 - 6.75%, 5-year term, repayable in equal monthly instalments of $56 including interest, due in June 2021	1,305	1,869

Term loan - €5,000 - Euro Interbank Offered Rate + 1.79%, 5-year term, repayable in quarterly instalments of €250 plus interest, due in December 2023	7,169	—

Term loan - €5,000 - Euro Interbank Offered Rate + 2.68%, 5-year term, repayable in quarterly instalments of €250 plus interest, due in December 2023	7,169	—
	67,343	30,548
Deduct - unamortized financing fees	(116)	(71)
- principal portion included in current liabilities	(6,332)	(2,140)
	$60,895	$28,337

Total long-term debt repayments are as follows:

Next 12 months	$6,332
2 years	6,499
3 years	6,039
4 years	6,119
5 years	6,259
Thereafter	36,095
Balance of obligation	$67,343

The term loan of $24,022 was entered into on July 27, 2018 and is secured by a first charge on the property at 223, 231, 239, 265, 269, 271 and 275 Talbot Street West, Leamington Ontario, a first position on a general security agreement, and an assignment of fire insurance to the lender. Principal payments started on the term loan in August 2018. The effective interest rate during the year was 4.68%.

The term loan of $23,352 was entered into on May 9, 2017 and is secured by a first charge on the property at 265 Talbot Street West, Leamington Ontario, a first position on a general security agreement, and an assignment of fire insurance to the lender. Principal payments started on the term loan in March 2018.

The term loan of $946 and mortgage payable of $3,380 were entered into on July 22, 2016 and are secured by a first charge on the property at 265 Talbot Street West, Leamington, Ontario and a first position on a general security agreement.

The vendor take-back mortgage payable of $1,305, owed to a former director of the Company, was entered into on June 30, 2016 in conjunction with the acquisition of the property at 265 Talbot Street West. The mortgage is secured by a second charge on the property at 265 Talbot Street West, Leamington, Ontario.

The Company acquired term loans of $3,000 and $1,201, and a mortgage payable of $1,713 as part of the acquisition of Broken Coast (Note 11). These loans and mortgages were paid in full during the prior year.

The Company acquired term loans initially up to €17,000  ($25,460 CAD) as part of the acquisition of CC Pharma (Note 11). As at May 31, 2019, the Company had amounts outstanding of €9,500 ($14,338 CAD). These term loans are secured against the distribution inventory held by CC Pharma.